Pension and Postretirement Benefit Plans and Defined Contribution Plans (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 42	[1],[2]	$ 41	[1],[2]	$ 55
Interest cost		90	[1],[2]	101	[1],[2]	117
Expected return on plan assets		(36)		(34)		(53)
Amortization of actuarial losses		31		32		38
Amortization of prior service credits		(182)		(174)		(146)
Curtailments		(19)		(26)		(31)
Settlements		0		0		0
Special termination benefits		0	[1],[2]	0	[1],[2]	0
Net periodic benefit costs/(income) reported in Income		(75)		(59)		(21)
(Income)/cost reported in Other comprehensive loss	[3]	(8)		3		(540)
(Income)/cost recognized in Comprehensive income		(83)		(56)		(560)
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[4]	269	[1],[5]	257	[1],[5]	287
Interest cost	[4]	634	[1],[5]	646	[1],[5]	676
Expected return on plan assets	[4]	(1,005)		(958)		(1,089)
Amortization of actuarial losses	[4]	393		395		346
Amortization of prior service credits	[4]	3		5		(5)
Curtailments	[4]	13		10		3
Settlements	[4]	75		90		556
Special termination benefits	[4]	0	[1],[5]	0	[1],[5]	0
Net periodic benefit costs/(income) reported in Income	[4]	382		444		773
(Income)/cost reported in Other comprehensive loss	[3],[4]	141		253		(396)
(Income)/cost recognized in Comprehensive income	[4]	523		697		378
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		24	[1]	18	[1]	22
Interest cost		54	[1]	53	[1]	54
Expected return on plan assets		0		0		0
Amortization of actuarial losses		50		37		44
Amortization of prior service credits		(1)		(1)		(2)
Curtailments		1		1		0
Settlements		39		28		34
Special termination benefits		0	[1]	0	[1]	0
Net periodic benefit costs/(income) reported in Income		166		137		153
(Income)/cost reported in Other comprehensive loss	[3]	23		121		(143)
(Income)/cost recognized in Comprehensive income		189		258		10
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		171	[1],[6]	165	[1],[6]	186
Interest cost		204	[1],[6]	233	[1],[6]	307
Expected return on plan assets		(345)		(381)		(418)
Amortization of actuarial losses		116		93		122
Amortization of prior service credits		(4)		(3)		(7)
Curtailments		0		(2)		5
Settlements		4		9		81
Special termination benefits		1	[1],[6]	1	[1],[6]	1
Net periodic benefit costs/(income) reported in Income		147		115		277
(Income)/cost reported in Other comprehensive loss	[3]	(301)		640		(542)
(Income)/cost recognized in Comprehensive income		$ (154)		$ 755		$ (265)

[1]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $16.7 billion in 2017 and $15.4 billion in 2016. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2017 and $1.4 billion in 2016. The ABO for our international pension plans was $10.1 billion in 2017 and $9.3 billion in 2016.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[3]	In 2017 and 2016, the changes to Other comprehensive (income)/loss for the international plans was impacted by foreign currency movements. For details of the changes in Other comprehensive (income)/loss, see the benefit plan activity in the consolidated statements of comprehensive income.
[4]	In April 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Restructuring charges and certain acquisition-related costs during the second quarter of 2017 (see Note 3). In 2015, the net periodic benefit costs included settlement losses primarily related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity.
[5]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[6]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.